Provisions for employee benefits (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Post-employment benefits
Post-employment benefits	$ 12,936,533	$ 12,423,667
Current	1,926,005	2,022,137
Non-current	11,010,528	10,401,530
Healthcare [Member]
Post-employment benefits
Post-employment benefits	7,285,586	7,193,527
Pension [Member]
Post-employment benefits
Post-employment benefits	3,372,901	2,819,985
Education and severance [Member]
Post-employment benefits
Post-employment benefits	475,615	485,792
Bonds [Member]
Post-employment benefits
Post-employment benefits	386,713	342,669
Others [Member]
Post-employment benefits
Post-employment benefits	104,891	102,632
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Post-employment benefits	686,534	713,407
Post employment and termination benefits [Member]
Post-employment benefits
Post-employment benefits	12,312,240	11,658,012
Social benefits and salaries [Member]
Post-employment benefits
Post-employment benefits	537,777	674,080
Other long-term benefits [Member]
Post-employment benefits
Post-employment benefits	$ 86,516	$ 91,575